CASH AND CASH EQUIVALENTS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	$ 73,940	$ 106,296		$ 36,332
Cash in bank balance	4,388	$ 26,932	$ 19,650
Short-term deposits	$ 42,620